Employee Benefit Plans (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined contribution plans
Amount contributed by the Group for retirement, medical, unemployment and other statutory benefits	31,885	24,871	16,834
Discontinued operation
Defined contribution plans
Amount contributed by the Group for retirement, medical, unemployment and other statutory benefits	1,196	4,783	4,455
Minimum
Defined contribution plans
Percentage of applicable payroll cost, contribution by employer	10.00%
Maximum
Defined contribution plans
Percentage of applicable payroll cost, contribution by employer	22.00%